Shareholders' Equity	12 Months Ended
Dec. 31, 2018
Equity [abstract]
Shareholders' Equity
Note 20.  Shareholders’ Equity
Capital Stock
The authorized share capital of MFC Bancorp is US$450,000 divided into 300,000,000 common shares of US$0.001 par value each and 150,000,000 preference shares divided into US$0.001 par value each.
Holders of common shares may receive dividends declared by the Company in accordance with the Company’s memorandum and articles of association, subject to any preferential dividend rights of any other classes or series of preference shares issued and outstanding. Holders of common shares are entitled to one vote per share at any general or special meeting of shareholders. The holders of common shares have the right on the winding up or dissolution of the Company to participate in the surplus assets of the Company in accordance with the provisions of the memorandum and articles of association of the Company, subject to the rights of any issued and outstanding preference shares.
All of the Company’s issued capital stock is fully paid.
Treasury Stock
As at December 31:	2018	2017
Total number of common shares held as treasury stock	65,647	65,647
Total carrying amount of treasury stock	$2,643	$2,643

All of the Company’s treasury stock is held by wholly-owned subsidiaries.